Summary of Signification Accounting Policies (Details) - Schedule of Intangible Assets With Finite Useful lives are Amortized Over The Estimated Economic Lives of Intangible Assets	Dec. 31, 2023
Applications Development [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Intangible Assets With Finite Useful lives are Amortized Over The Estimated Economic Lives of Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	3 years
Software [Member]
Summary of Signification Accounting Policies (Details) - Schedule of Intangible Assets With Finite Useful lives are Amortized Over The Estimated Economic Lives of Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	2 years